COMMITMENTS AND CONTINGENCIES Contingent liability on sale of products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the liability for product warranties
Balance, beginning of year	$ 7,637	$ 7,362
Provisions	4,431	4,214
Expenditures	(3,833)	(3,939)
Balance, end of year	$ 8,235	$ 7,637